Stockholders' Equity (Net Income (Loss) Attributable to Sony Corporation's Stockholders and Transfers (to) from Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Equity [Abstract]
Net income (loss) attributable to Sony Corporation's stockholders	¥ 147,791	¥ (125,980)	¥ (128,369)
Transfers (to) from the noncontrolling interests:
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(12,776)	(2,483)	28
Change from net income (loss) attributable to Sony Corporation's stockholders and transfers (to) from the noncontrolling interests	¥ 135,015	¥ (128,463)	¥ (128,341)